Derivative Instruments - Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CCH Interest Rate Derivatives [Member] | Interest rate derivative loss, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net		$ (1)	$ (138)	$ (101)
CCH Interest Rate Forward Start Derivatives [Member] | Interest rate derivative loss, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net		0	(95)	(33)
Liquefaction Supply Derivatives [Member] | LNG Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1]	4	(1)	0
Liquefaction Supply Derivatives [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1]	(1,244)	(27)	46
Liquefaction Supply Derivatives [Member] | Cost of sales—related party [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1],[2]	$ 11	$ (1)	$ (1)

[1]	Does not include the realized value associated with derivative instruments that settle through physical delivery. Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.
[2]	Includes amounts recorded related to natural gas supply contracts that we had with a related party. This agreement ceased to be considered a related party agreement as of December 31, 2021, as discussed in Note 12—Related Party Transactions.